Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets - Parent Company [Member] - USD ($)	Sep. 30, 2023	Sep. 30, 2022
ASSETS:
Cash	$ 254,483	$ 5,162
Prepayments and other current assets	10,000
TOTAL CURRENT ASSETS	264,483	7,449
Investments in subsidiaries	4,163,507	8,784,925
TOTAL ASSETS	4,427,990	8,792,374
EQUITY:
Ordinary shares, value
Additional paid in capital	19,468,026	17,643,391
Statutory reserves	1,007,027	964,363
Accumulated deficits	(14,835,585)	(9,006,610)
Accumulated other comprehensive loss	(1,221,021)	(817,948)
TOTAL SHAREHOLDERS’ EQUITY	4,427,990	8,792,374
TOTAL LIABILITIES AND EQUITY	4,427,990	8,792,374
Class A Ordinary Shares
EQUITY:
Ordinary shares, value	7,528	7,163
Class B Ordinary Shares
EQUITY:
Ordinary shares, value	2,015	2,015
Related Party [Member]
ASSETS:
Due from a related party		$ 2,287